REPORTABLE SEGMENTS	12 Months Ended
Dec. 31, 2016
REPORTABLE SEGMENTS [Text Block]
7.	REPORTABLE SEGMENTS

The operations of the Company are located in two geographic locations: Turkey and Canada. The Company’s corporate office is located in Canada and is not an operating segment. The Company has only one reportable segment, a mineral exploration project in Turkey.

As at	December 31,	December 31,
	2016	2015

Turkey – capital assets	$319	$10,724
Canada – capital assets	444	948
Total	$763	$11,672